Debt Securities in Issue (Tables)	6 Months Ended
Sep. 30, 2020
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Summary of Movement in Subordinated Bonds
Debt securities in issue at September 30, 2020 and March 31, 2020 consisted of the following:

	At September 30, 2020	At March 31, 2020
	(In millions)
Commercial paper	¥2,666,002	¥1,736,702
Unsubordinated bonds	7,691,244	7,693,431
Subordinated bonds	1,511,018	1,554,915

Total debt securities in issue	¥11,868,264	¥10,985,048